Derivative Liabilities (Details) - Schedule of warrant activity - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Warrant Activity Abstract
Number of Warrants Outstanding, Beginning balance		577,695	303,245
Weighted Average Exercise Price Outstanding, Beginning balance		$ 181.2	$ 228.69
Weighted Average Remaining Life in Years Outstanding, Beginning balance			4 years 10 months 24 days
Intrinsic Value, Outstanding, Beginning balance
Number of Warrants Outstanding, Ending balance		3,435,728	577,695
Weighted Average Exercise Price Outstanding, Ending balance		$ 33.94	$ 181.2
Weighted Average Remaining Life in Years Outstanding, Ending balance		5 years 1 month 6 days	4 years 1 month 6 days
Intrinsic Value Outstanding, Ending balance
Number of Warrants, Exercisable		577,695
Weighted Average Exercise Price, Exercisable		$ 181.28
Weighted Average Remaining Life in Years, Exercisable		3 years 1 month 6 days
Intrinsic Value, Exercisable
Number of Warrants, Issued		4,508,923	254,450
Weighted Average Exercise Price, Issued		$ 3.44	$ 124.77
Weighted Average Remaining Life in Years, Issued		5 years 4 months 24 days
Number of Warrants, Exercised		(1,630,890)
Weighted Average Exercise Price, Exercised		$ 0.0001
Weighted Average Remaining Life in Years, Exercised	[1]
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Warrants, Expired
Weighted Average Exercise Price, Expired

[1]	Note that the warrants are exercisable until they are exercised in full and have no expiration date; as such, they have been excluded from this calculation.